SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On January 26, 2016 we borrowed an additional $1,600,000 pursuant to the financing agreement with Victory Park Management, LLC described in Note 3. The loan funded on January 28, 2016. In connection therewith, we issued a Senior Secured Term Note to the Lender in the principal amount of $1,600,000.  As with the Initial Note, the Senior Secured Term Note bears interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum, and (2) payment-in-kind (PIK) interest, as may be adjusted from time to time, based on the ratio of our consolidated indebtedness to our earnings before interest, taxes, depreciation and amortization.  If we achieve a reduction in the leverage ratio as described in the Financing Agreement, the PIK interest rate declines on a sliding scale from 4% to 2%. The Senior Secured Term Note will mature on October 30, 2017. We used the proceeds from this additional draw under the Financing Agreement as a portion of the payment to Mr. Richard Steel of the first year earn out payment described in Notes 2 and 7.

On February 16, 2016 we borrowed an additional $500,000 pursuant to the financing agreement with Victory Park Management, LLC described in Note 3. The loan funded on February 16, 2016. In connection therewith, we issued a Senior Secured Term Note to the Lender in the principal amount of $500,000. As with the Initial Note, the Senior Secured Term Note bears interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum, and (2) payment-in-kind (PIK) interest, as may be adjusted from time to time, based on the ratio of our consolidated indebtedness to our earnings before interest, taxes, depreciation and amortization.  If we achieve a reduction in the leverage ratio as described in the Financing Agreement, the PIK interest rate declines on a sliding scale from 4% to 2%. The Senior Secured Term Note will mature on October 30, 2017. We used the proceeds from this additional draw under the Financing Agreement as working capital.

On January 29, 2016 we paid Richard Steel $4 million, of which $1.6 million was paid in cash and the balance was paid through the issuance of 1,283,766 shares of our Class A common stock as payment of the earnout consideration for the first Earnout period ended October 31, 2015, in accordance with the terms of the Stock Purchase Agreement described in Note 2.

During January and February 2016 we received aggregate proceeds of $500,000 from the sale of 500,000 shares of our Class A common stock.

Following the conversion of the remaining shares of our Series 1 Preferred Stock during 2015 into shares of our Class A Common Stock, in February 2016 we filed a Certificate of Elimination with the Secretary of State of Delaware returning all shares of previously designated Series 1 Preferred Stock to our blank check preferred stock.

On February 23, 2016 our Board of Directors approved the adoption of our 2016 Equity Compensation Plan (the “2016 Plan”) and reserved 3,000,000 shares of our Class A common stock for grants under this plan.  The terms of the 2016 Plan, which is administered by our Board of Directors, are identical to those of our 2012 Plan and 2014 Plan. We have reserved 3,000,000 shares of our Class A common stock for awards under the 2016 Plan.

On February 23, 2016 we issued an aggregate of 50,000 shares of our Class A common stock valued at $70,000 as partial compensation for services under the terms of a consulting agreement.